Convertible Promissory Notes (Details) - USD ($)								12 Months Ended
	Oct. 04, 2023	Jun. 14, 2023	Jun. 07, 2023	May 11, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Promissory Notes [Line Items]
Purchase price					$ 56,000,000		$ 32,000,000
Original issue discount							20.00%
Conversion of shares (in Shares)	100,000,000
Converted amount		$ 3,950,000		$ 2,820,000				$ 76,770,000
Unsecured Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount							$ 40,000,000
Interest rate							6.00%
Principal amount							$ 40,000,000
Purchase price							$ 32,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.01
Conversion price per share (in Dollars per share)						$ 0.5
Conversion of shares (in Shares)						80,000,000
Senior Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Issued amount			$ 7,000,000		$ 70,000,000
Interest rate			1.00%		8.00%
Purchase price					$ 56,000,000
Original issue discount					20.00%
Ordinary shares, par value (in Dollars per share)		$ 0.01		$ 0.01
Conversion price per share (in Dollars per share)	$ 0.3	$ 0.395		$ 0.705
Conversion of shares (in Shares)		10,000,000		4,000,000
Converted amount	$ 30,000,000	$ 3,950,000		$ 2,820,000
Issue discount								5,208,356
Unconverted Notes [Member]
Convertible Promissory Notes [Line Items]
Issue discount								840,047
Interest expense								$ 743,600